Fair Value Measurements - Summary of Change in the Fair Value of Derivative Warrant Liabilities (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of working capital loan - related party	$ (457,919)	$ 0	$ (689,630)	$ 0
Fair Value, Inputs, Level 3 [Member] | Working Capital Loan Related Party [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 - Instruments	2,330,370	920,000	920,000	0
Issuance of Public and Private Placement Warrants				0
Transfer of Public Warrants and Private Placement Warrants from Level 3 to Level 1		0	0	0
Change in fair value of derivative warrant liabilities				0
Borrowings of working capital loan - related party	2,025,000	1,400,000	2,100,000	920,000
Change in fair value of working capital loan - related party	(457,919)		(689,630)
Level 3 - Instruments	3,897,451	2,320,000	2,330,370	920,000
Fair Value, Inputs, Level 3 [Member] | Derivative Warrant Liabilities [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 - Instruments		3,666,670	3,666,670	0
Issuance of Public and Private Placement Warrants				38,400,000
Transfer of Public Warrants and Private Placement Warrants from Level 3 to Level 1		(3,666,670)	(3,666,670)	(24,533,330)
Change in fair value of derivative warrant liabilities				(10,200,000)
Borrowings of working capital loan - related party		0	0	0
Change in fair value of working capital loan - related party			0
Level 3 - Instruments		$ 0		$ 3,666,670